Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.86%
Brazil — 3.77%
Grupo Mateus SA(a)	1,173,600	$ 1,527,830
Locaweb Servicos de Internet S(a)	850,600	575,694
Patria Investments Limited(a)	63,859	890,833
Raia Drogasil S.A.	325,308	784,253
		3,778,610
China — 13.43%
ANTA Sports Products Ltd.	74,200	850,703
Beijing Huafeng Test & Control	58,400	1,156,775
Bosideng International Holdings, Ltd.	2,430,000	1,386,806
Centre Testing Intl.	693,400	1,172,006
Chaoju Eye Care Holdings Ltd 144A(a)(b)(c)	2,023,700	765,657
DPC Dash LTD. 144A(b)(c)	138,000	1,494,271
Proya Cosmetics Co Ltd	130,820	1,489,671
Shenzhen New Industries Biomed(a)	88,880	685,345
Silergy Corp	412,288	4,478,096
		13,479,330
Greece — 0.80%
Sarantis SA	52,578	804,459

Hong Kong — 2.66%
Plover Bay Tech(b)	1,951,400	1,655,587
Techtronic Industries Co Limited(a)	84,113	1,010,430
		2,666,017
India — 19.21%
BLS International Services Ltd(a)	149,254	648,328
Cera Sanitaryware Ltd	10,218	764,370
City Union Bank Ltd	211,870	518,895
Five-Star Business(a)	151,603	1,028,907
Gulf Oil Lubricants India Ltd.	187,415	2,589,328
Home First Finance Co India Lt 144A(a)(b)(c)	89,854	1,244,710
Indigo Paints Ltd	117,068	1,605,638
Jupiter Life Line Hospitals Lt(a)	48,462	792,074
LT Foods Ltd	273,233	1,519,146
Mankind Pharma Ltd.(a)	17,777	521,611
Marksans Pharma Ltd.	188,437	489,869
Motherson Sumi Wiring India Ltd	3,687,625	1,563,683
PB Fintech Ltd	31,605	654,585
Prudent Corporate Advisory Ser	49,583	1,655,757
Rainbow Children's Medicare Ltd	41,417	721,615
SJS Enterprises Ltd(a)	124,093	1,740,568
Supriya Lifescience Ltd(a)	66,285	500,967
Vimta Labs Ltd(a)	89,747	711,317
		19,271,368
Indonesia — 4.34%
Arwana Citramulia Tbk P.T.	22,477,400	798,911
Aspirasi Hidup Ind(a)	27,324,600	780,276
Cisarua Mountain Dairy PT TBK(a)	4,486,100	1,360,085
Metrodata Electronics Tbk	2,238,300	80,916
Selamat Sempurna Tbk PT	11,030,200	1,330,272
		4,350,460
Malaysia — 1.25%
Frontken Corporation Bhd.(a)	1,311,700	1,251,728

	Shares	Fair Value
COMMON STOCKS — 99.86% (continued)
Mexico — 9.71%
Arca Continental S.A.B. de C.V.	105,400	$ 1,098,934
BBB Foods Inc(a)	47,004	1,199,542
Corp Inmobiliaria Vesta S.A.B. de C.V. – ADR(a)	36,733	1,031,830
Corporativo Fragua SAB de CV(a)	55,100	1,612,358
GCC S.A.B. de C.V. 144A(a)(b)(c)	79,000	738,665
Grupo Financiero Banorte SAB de CV	87,800	781,989
Regional SAB de cv(a)	331,000	2,559,381
Wal-Mart de Mexico SAB de CV	241,000	710,334
		9,733,033
Philippines — 3.79%
International Container Terminal Services, Inc.	172,500	1,328,063
Philippine Seven Corp(a)	1,805,800	1,644,740
Puregold Price Club Inc	1,200,600	825,296
		3,798,099
Poland — 4.84%
Auto Partner SA	247,954	1,323,374
Dino Polska SA 144A(a)(b)(c)	108,710	1,439,198
Inter Cars SA	7,192	1,099,729
Shoper Spolka Akcyjna	76,677	988,311
		4,850,612
Singapore — 2.98%
iFast Corporation	265,500	1,852,640
Riverstone Holdings Ltd.(a)	2,090,000	1,134,837
		2,987,477
South Korea — 12.20%
APR Corp/Korea(a)	13,206	1,739,550
Eo Technics Co Ltd(a)	4,239	664,158
FNS Tech Co Ltd(a)	209,673	2,094,354
HD Hyundai Marine Solution Co(a)	5,159	756,511
HPSP Company Ltd.	88,125	1,696,680
iFamilySC Co Ltd(a)	74,329	858,639
Kinx Inc.	23,559	1,527,151
LEENO Industrial Inc.(a)	24,933	852,805
S&S Tech Corp(a)	27,723	997,931
SOLUM Co Ltd(a)	88,069	1,043,885
		12,231,664
Taiwan — 15.06%
91APP Inc	473,000	1,299,398
Acer E-Enabling Service Busine	173,000	1,355,808
Asia Vital Components Co., Ltd.	89,000	2,745,372
ASPEED Technology, Inc.	10,000	1,523,962
Gem Services Inc	395,000	896,347
Sinbon Electronics Co., Limited(a)	320,000	2,609,452
Sporton International, Inc.(a)	503,918	2,702,989
Voltronic Power Technology(a)	50,108	1,976,052
		15,109,380
Thailand — 1.03%
Humanica PCL	4,857,200	1,036,945

United Arab Emirates — 1.41%
Americana Restaurants Internat(a)	1,087,317	636,429
Spinneys 1961 Holding PLC	1,778,385	774,642
		1,411,071

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
July 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.86% (continued)
Vietnam — 3.38%
Asia Commercial Bank JSC	1,986,459	$ 1,743,705
FPT Corp	32,620	129,474
Hoa Phat Group JSC(a)	552,880	526,462
Vietnam Technological & Comm Joint-stock Bank(a)	760,638	987,012
		3,386,653
Total Common Stocks (Cost $78,842,771)		100,146,906

Total Common Stocks/ Investments — 99.86%
(Cost $78,842,771)		100,146,906

Other Assets in Excess of Liabilities — 0.14%		140,730

NET ASSETS — 100.00%		$ 100,287,636

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2025, these securities had a total aggregate market value of $5,682,501 representing 5.67% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total aggregate market value of $7,338,088, representing 7.32% of net assets.